NOTE 9. INCOME TAXES - Schedule of Tax expense (benefit) (Details) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Current tax expense	$ 4,531	$ 2,215
Deferred tax expense	0	0
Tax expense (benefit)	$ 4,531	$ 2,215